CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUES	$ 15,700	$ 14,188
COST OF REVENUES	6,015	5,510
GROSS PROFIT	9,685	8,678
OPERATING EXPENSES
Research and development, net	2,023	1,813
Sales and marketing	1,974	1,362
General and administration	3,267	3,056
Other expenses	336	129
Total operating expenses	7,600	6,360
OPERATING INCOME	2,085	2,318
FINANCIAL INCOME (EXPENSE), NET	(743)	3,002
PROFIT BEFORE INCOME TAX	1,342	5,320
INCOME TAX BENEFIT	1,090	0
NET PROFIT FOR THE PERIOD	$ 2,432	$ 5,320
NET PROFIT PER SHARE
Basic	$ 0.44	$ 1.32
Diluted	$ 0.44	$ 1.32
Weighted average number of ordinary shares used in computing basic net loss per share	5,478,094	4,027,217
Weighted average number of ordinary shares used in computing diluted net loss per share	5,516,876	4,044,817